SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 18 -      SEGMENT REPORTING

A. General information:

The operations of the Group are conducted through two different core activities: Location based services ("Telematics services") and Wireless communications products ("Telematics products"). These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by the Company's Chief Operating Decision Maker (the Company's Co-Chief Executive Officers), since the marketing strategies, processes and expected long term financial performances of the segments are different.

Telematics services:

The telematics services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services that include among others, connected car, UBI (usage base insurance), personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:

The telematics product segment consists mainly of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 18 -      SEGMENT REPORTING (cont.)

B. Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2021
Revenues	189,649	81,235	270,884
Operating income	48,072	6,543	54,615
Assets	79,535	38,312	117,847
Goodwill	34,216	5,783	39,999
Expenditures for assets	9,057	1,053	10,110
Depreciation and amortization	11,411	2,142	13,553
Year ended December 31, 2020
Revenues	182,944	62,683	245,627
Operating income (loss)	28,666	(835)	27,831
Assets	89,939	22,425	112,364
Goodwill	34,152	5,710	39,862
Expenditures for assets	6,116	1,142	7,258
Depreciation and amortization	12,471	2,008	14,479
Impairment of goodwill	9,479	1,029	10,508
Impairment of intangible assets	1,869	1,792	3,661
Year ended December 31, 2019
Revenues	204,728	74,604	279,332
Operating income (loss)	26,092	(3,438)	22,654
Assets	118,361	28,114	146,475
Goodwill	43,383	6,703	50,086
Expenditures for assets	11,050	1,890	12,940
Depreciation and amortization	14,671	2,483	17,154
Impairment of goodwill	11,088	1,204	12,292
Impairment of intangible assets	10,914	2,948	13,862

C. Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 18 -      SEGMENT REPORTING (cont.)

D. Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019

Total revenues of reportable segment and consolidated revenues	270,884	245,627	279,332

Operating income
Total operating income for reportable segments	54,615	27,831	22,654
Unallocated amounts:
Financing income, net	(5,538)	1,480	576
Other expense, net	(109)	(272)	(26)
Consolidated income before taxes on income	48,968	29,039	23,204

Assets
Total assets for reportable segments (*)	157,846	152,226	196,561
Other unallocated amounts:
Current assets	93,244	117,295	88,777
Investments in affiliated and other companies	2,751	2,171	4,926
Property and equipment, net	15,783	17,180	20,877
Other unallocated amounts	23,397	23,600	28,094
Consolidated total assets (at year end)	293,021	312,472	339,235

Other significant items
Total expenditures for assets of reportable segments	10,110	7,258	12,940
Unallocated amounts	6,516	2,976	5,359
Consolidated total expenditures for assets	16,626	10,234	18,299

Total depreciation, amortization and impairment for reportable segments	13,553	28,648	43,308
Unallocated amounts	4,543	4,352	5,689
Consolidated total depreciation, amortization and impairment	18,096	33,000	48,997

(*) Including goodwill.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 18 -      SEGMENT REPORTING (cont.)

E. Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2021	2020	2019

Israel	140,569	120,515	110,102
Brazil	57,764	61,470	98,020
Others	72,551	63,642	71,210
Total	270,884	245,627	279,332

	Property and equipment, net
	December 31,
(in thousands)	2021	2020	2019

Israel	14,524	13,784	14,967
Brazil	13,617	14,462	21,218
Others	7,511	9,407	9,715
Total	35,652	37,653	45,900

- Revenues were attributed to countries based on customer location.

- Property and equipment were classified based on major geographic areas in which the Company operates.

F. Major customers

During 2019, the Company had one costumer (global world vehicles manufacturer) which represent 15.8% of the Company's total sales.

During 2020, and 2021 there were no sales exceeding 10% of total revenues to none of the Company customers.

G.Major product lines and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2020 and 2021:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2020			Year ended December 31, 2021
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	60,953	60,953	-	78,947	78,947
Over a period of time	182,944	1,730	184,674	189,649	2,288	191,937
	182,944	62,683	245,627	189,649	81,235	270,884

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 18 -      SEGMENT REPORTING (cont.)

G.Major product lines and timing of revenue recognition (cont.)

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the year ended December 31, 2019:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2019
	Telematics services	Telematics products	Total
At a point of time	-	72,626	72,626
Over a period of time	204,728	1,978	206,706
	204,728	74,604	279,332